Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 30, 2024
Entity Registrant Name	dei_EntityRegistrantName	Collaborative Investment Series Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001719812
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 30, 2024
Document Effective Date	dei_DocumentEffectiveDate	Aug. 30, 2024
Prospectus Date	rr_ProspectusDate	Feb. 01, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated August 30, 2024 to the Prospectus and

Summary Prospectus of Mohr Sector Nav ETF (the “Fund”) dated February 1, 2024, as supplemented.

Effective immediately, the Prospectus and Summary Prospectus of the Fund are hereby revised as described below.

Mohr Sector Nav ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy [Heading]	rr_StrategyHeading	The first three paragraphs under the sections “Principal Investment Strategies” related to the Fund are deleted in its entirety and replaced with the following.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange traded fund (“ETF”) that is managed by Retireful, LLC (the “Adviser”) and designed for investors looking for long-term growth and who can tolerate full market risk that can result in large principal value fluctuations. The Adviser seeks to achieve the Fund’s investment objective by using a tactical approach to invest in various industry sectors. The Adviser’s tactical investment strategy allocates the Fund’s assets to these sectors based on the Adviser’s investment research process (as discussed below).

In pursuing the Fund’s strategy, the Adviser tactically allocates the Fund’s assets across the 11 sectors found in the S&P 500 Index: technology, health care, financials, real estate, energy, materials, consumer discretionary, industrials, utilities, consumer staples and communications. As described below, the Fund may also have exposure to broad market indices including but not limited to the S&P 500 Index and money market funds, depending on market conditions.

The Fund seeks exposure to the various sectors through investment in sector-specific exchange-traded funds (ETFs) that seek to track a particular sector index. In tactically allocating the Fund’s assets across various sectors, the Adviser utilizes quantitative data including sector price movement to analyze the sector’s potential for attractive risk-adjusted returns. Each of the 11 industry sectors has the opportunity to be represented in a sleeve or sleeves of the Fund. When the data indicates a positive market signal for a sector, that sector sleeve of the Fund will invest in a sector-specific ETF with the potential of representing multiple sleeves. When the data indicates a neutral market signal for a sector, that sector sleeve will be invested in an ETF that tracks the broad market, such as the S&P 500 Index. When the data indicates a negative market signal for a sector, that sector sleeve will be invested in a money market fund.

Mohr Sector Nav ETF | Mohr Sector Nav ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SNAV